Related Party Transactions (Details) - Schedule of Accounts Payable - Related Parties - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions (Details) - Schedule of Accounts Payable - Related Parties [Line Items]
Total accounts payable - related parties	$ 67,848
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Accounts Payable - Related Parties [Line Items]
Total accounts payable - related parties	$ 67,848